Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2024
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments

The total future minimum lease payments under the non-cancellable short-term operating lease which are not included in operating lease right-of-use assets and lease liabilities, with respect to the office and the warehouse as of September 30, 2024 are payable as follows:

Lease Commitment
Within 1 year	$-